Segment Information	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Segment Information
25.	Segment Information

(a)	Description of segment

As disclosed in Note 2(af), operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance.

For the year ended June 30, 2024, the Group identified two operating segments, including learning service and others and consumer business. Effective from the fourth quarter of fiscal year 2025, the Group identified one more operating segment, pop toy business, as a result of the acquisition of Shenzhen Letsvan in March 2025 (Note 3). The Group now operates its business in three reportable segments, including: 1) Learning service and others, 2) Consumer business, and 3) Pop toy business. This change in segment reporting reflects the operational adjustment and aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of operating segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of operations and comprehensive (loss)/income or consolidated statements of cash flows.

The CODM discloses segment revenue and segment gross profit as its measure of performance, reconciled to income/(loss) from operations. The Group currently does not allocate operating expenses or assets for learning service and others and consumer business, as its CODM does not use such information to allocate resources or evaluate the performance of these two operating segments.

The Group’s CODM reviews segment revenue and segment gross profit to evaluate performance and allocate resources, predominately in the budgeting, planning, and forecasting processes. For segment gross profit, the Group’s CODM reviews the month-over-month and quarter-over-quarter change, sequential change, and change from internal forecasts/budgets. Expenses information is provided to and reviewed by the CODM on a consolidated basis to evaluate cost efficiency and company level performance.

(b)	Segment data

The Group retrospectively revised prior period segment information, to conform to current period presentation. The tables below provide a summary of the Group’s segment results for the years ended June 30, 2023, 2024 and 2025.

	For the year Ended June 30, 2025
	Learning service and others and consumer business	Pop toy business	Total
	RMB	RMB	RMB

Revenues
Learning service and others	2,446,608	-	2,446,608
Consumer business	213,203	-	213,203
Pop toy business	-	65,781	65,781
Total revenues	2,659,811	65,781	2,725,592

Cost of revenues
Learning service and others	(354,276)	-	(354,276)
Consumer business	(106,487)	-	(106,487)
Pop toy business	-	(42,970)	(42,970)
Total cost of revenue	(460,763)	(42,970)	(503,733)

Gross Profit
Learning service and others	2,092,332	-	2,092,332
Consumer business	106,716	-	106,716
Pop toy business	-	22,811	22,811
Total gross profit	2,199,048	22,811	2,221,859

Reconciliation of profit or loss (segment gross profit)
Amounts not allocated to segments:
Sales and marketing expenses	(1,592,601)	(18,660)	(1,611,261)
Research and development expenses	(96,648)	(1,877)	(98,525)
General and administrative expenses	(107,680)	(7,492)	(115,172)
Total operating expenses	(1,796,929)	(28,029)	(1,824,958)
Income/(loss) from operations	402,119	(5,218)	396,901
Net Income	360,274	(3,706)	356,568
	For the year Ended June 30, 2024
	Learning service and others and consumer business	Pop toy business	Total
	RMB	RMB	RMB

Revenues
Learning service and others	3,621,370	-	3,621,370
Consumer business	173,961	-	173,961
Pop toy business	-	-	-
Total revenues	3,795,331	-	3,795,331

Cost of revenues
Learning service and others	(447,753)	-	(447,753)
Consumer business	(102,557)	-	(102,557)
Pop toy business	-	-	-
Total cost of revenue	(550,310)	-	(550,310)

Gross Profit
Learning service and others	3,173,617	-	3,173,617
Consumer business	71,404	-	71,404
Pop toy business	-	-	-
Total gross profit	3,245,021	-	3,245,021

Reconciliation of profit or loss (segment gross profit)
Amounts not allocated to segments:
Sales and marketing expenses	(2,586,977)	-	(2,586,977)
Research and development expenses	(144,868)	-	(144,868)
General and administrative expenses	(125,765)	-	(125,765)
Impairment loss on long-lived assets	(2,652)	-	(2,652)
Impairment loss on goodwill	(7,389)	-	(7,389)
Total operating expenses	(2,867,651)	-	(2,867,651)
Income from operations	377,370	-	377,370
Net Income	385,527	-	385,527
	For the year Ended June 30, 2023
	Learning service and others and consumer business	Pop toy business	Total
	RMB	RMB	RMB

Revenues
Learning service and others	3,076,565	-	3,076,565
Consumer business	4,816	-	4,816
Pop toy business	-	-	-
Total revenues	3,081,381	-	3,081,381

Cost of revenues
Learning service and others	(387,576)	-	(387,576)
Consumer business	(3,922)	-	(3,922)
Pop toy business	-	-	-
Total cost of revenue	(391,498)	-	(391,498)

Gross Profit
Learning service and others	2,688,989	-	2,688,989
Consumer business	894	-	894
Pop toy business	-	-	-
Total gross profit	2,689,883	-	2,689,883

Reconciliation of profit or loss (segment gross profit)
Amounts not allocated to segments:
Sales and marketing expenses	(2,408,464)	-	(2,408,464)
Research and development expenses	(219,781)	-	(219,781)
General and administrative expenses	(175,246)	-	(175,246)
Total operating expenses	(2,803,491)	-	(2,803,491)
Loss from operations	(113,608)	-	(113,608)
Net Loss	(108,652)	-	(108,652)

The Group does not allocate assets to segments as the CODM does not evaluate the performance of segments using assets information.

As substantially all of the Group’s long-lived assets are located in the PRC and substantially all of the Group’s revenue of reportable segments are derived from China based on geographic locations where services and products are provided to customers, no geographic information is presented.